ACQUISITION OF VARIAN Acquired Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2010	May 14, 2010 Total Amortizable Intangible Assets [Member]	May 14, 2010 Purchased Technology [Member] Y	May 14, 2010 Customer Relationships [Member] Y	May 14, 2010 Trademarks/Trade Name [Member] Y	May 14, 2010 Backlog [Member] Y	May 14, 2010 In Process R And D [Member]
Finite-Lived Intangible Assets [Line Items]
Fair Value			$ 221	$ 157	$ 10	$ 9
Intangible assets		397
Estimated useful life (years) range maximum			7	10		1
Estimated useful life (years)					1.5
Estimated useful life (years) range minimum			1	2		0.5
In-process research and development							20
Acquisition and integration costs for Varian merger	$ 102